Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

March 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of Equitable Financial Life Insurance Company (the “Account”) Registration Statement Nos.:
	333-178750 and 811-22651	Retirement Cornerstone Series 12.0 Retirement Cornerstone Series 13.0 Retirement Cornerstone Series 15.0 Retirement Cornerstone Series 15A Retirement Cornerstone Series 15B
	333-182795 and 811-22651 333-182796 and 811-22651	Accumulator Series 11.0 Retirement Cornerstone Series 1.0 Retirement Cornerstone Series 11.0
333-182903 and 811-22651 333-190033 and 811-22651 333-202147 and 811-22651

Accumulator Series 13.0

Accumulator Series 13A

Investment Edge

Investment Edge 15.0

Retirement Cornerstone Series 15.0 Series E

Retirement Cornerstone Series 15A Series E

Retirement Cornerstone Series 15B Series E

	333-220167 and 811-22651 333-220168 and 811-22651 333-229766 and 811-22651 333-229769 and 811-22651 333-248863 and 811-22651	Retirement Cornerstone Series 17 Retirement Cornerstone Series 17 Series E Retirement Cornerstone Series 19 Retirement Cornerstone Series 19 Series E Investment Edge 21

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2021, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Premier VIP Trust – underlying funds:

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Core Plus Bond

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

•	EQ Advisors Trust – underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Dynamic Allocation

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Low Volatility Global Equity

1290 VT MicroCap

1290 VT Moderate Growth Allocation

1290 VT Multialternative Strategies

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity

1290 VT Socially Responsible

Equitable Growth MF/ETF Portfolio (effective 2/22/22)

Equitable Moderate Growth MF/ETF Portfolio (effective 2/22/22)

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Dynamic Aggressive Growth

EQ/AB Dynamic Growth

EQ/AB Dynamic Moderate Growth

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/AB Sustainable U.S. Thematic Portfolio (effective 2/22/22)

EQ/Aggressive Growth Strategy

EQ/Aggressive Strategy

EQ/All Asset Growth Allocation

EQ/American Century Mid Cap Value Fund

EQ/American Century Moderate Growth Allocation

EQ/AXA Investment Managers Moderate Allocation

EQ/Balanced Strategy

EQ/Capital Group Research

EQ/ClearBridge Large Cap Growth

EQ/ClearBridge Select Equity Managed Volatility

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/First Trust Moderate Growth Allocation

EQ/Franklin Balanced Managed Volatility

EQ/Franklin Growth Allocation

EQ/Franklin Moderate Allocation

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/Goldman Sachs Growth

EQ/Goldman Sachs Moderate Growth Allocation

EQ/Growth Strategy

EQ/International Core Managed Volatility

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Janus Enterprise

EQ/JPMorgan Growth Allocation

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Loomis Sayles Growth

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Growth Strategy

EQ/Ultra Conservative Strategy

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Franklin Strategic Income

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Real Assets

EQ/Invesco International Growth

EQ/Invesco Moderate Allocation

EQ/Invesco Moderate Growth Allocation

EQ/Invesco Global

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Lazard Emerging Markets Equity

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Real Return

EQ/PIMCO Total Return Portfolio

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/T. Rowe Price Health Sciences

EQ/Value Equity

EQ/Wellington Energy

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

•	7Twelve; underlying funds:

7Twelve Balanced

•	AIM Varibale Insurance Funds – Series II:

Invesco V.I. American Franchise Fund

Invesco V.I Balanced-Risk Allocation

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equity Income Fund

Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund

Invesco V.I. Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Small Cap Equity Fund

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AB VPS Balanced Wealth Strategy

AB VPS Global Thematic Growth

AB VPS Growth and Income

AB VPS International Growth

AB VPS Real Estate Investment

AB VPS Small/Mid Cap Value

•	ALPS Variable Insurance Trust – Class III Shares

ALPS/Red Rocks Global Opportunity Portfolio

•	American Century Variable Portfolios, Inc – Class II:

American Century VP Inflation Protection

American Century VP Large Company Value Fund

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series® Asset Allocation FundSM

American Funds Insurance Series® The Bond FundSM of America

American Funds Insurance Series® Global Growth FundSM

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® Growth-Income FundSM

American Funds Insurance Series® International Growth and Income FundSM

American Funds Insurance Series® Managed Risk Asset Allocation FundSM

American Funds Insurance Series® New World Fund®

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Global Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

•	Delaware Varibale Insurance Product (VIP) Trust – Service Class:

Delaware VIP Emerging Markets Series

•	Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income

•	Federated Insurance Series – Service Shares:

Federated Hermes High Income Bond Fund II

Federated Hermes Kaufmann Fund II

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Asset Manager: Growth®

Fidelity® VIP Freedom 2015

Fidelity® VIP Freedom 2020

Fidelity® VIP Freedom 2025

Fidelity® VIP Freedom 2030

Fidelity® VIP Mid Cap

Fidelity® VIP Strategic Income

•	First Trust Variable Insurance Trust:

First Trust/Dow Jones Dividend & Income Allocation

First Trust Multi Income Allocation

•	Franklin Templeton Varaible Insurance Products Trust – Class 2:

Franklin Allocation VIP

Franklin Income VIP

Franklin Mutual Shares VIP

Templeton Developing Markets VIP

Templeton Foreign VIP

Templeton Global Bond VIP

Templeton Growth VIP

•	Guggengeim Varibale Trust:

Guggenheim VIF Global Managed Futures Strategy

Guggenheim VIF Multi-Hedge Strategy

•	Hartford:

Hartford Capital Appreciation HLS

Hartford Disciplined Equity HLS Fund

•	IVY Variable Insurance Portfolios:

Delaware Ivy VIP Asset Strategy

Delaware Ivy VIP Global Equity Income

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP High Income

Delaware Ivy VIP Small Cap Growth

•	Janus Aspen Series – Institutional Shares:

Janus Henderson Balanced

•	Janus Aspen Series – Service Shares:

Janus Henderson Flexible Bond

Janus Henderson U.S. Low Volatility

•	JPMorgan Insurance Trust – Class 2 Shares

JPMorgan Insurance Trust Global Allocation

JPMorgan Insurance Trust Income Builder

•	Legg Mason:

ClearBridge Variable Aggressive Growth

ClearBridge Variable Appreciation

ClearBridge Variable Dividend Strategy

ClearBridge Variable Mid Cap

Franklin Multi-Asset Dynamic Multi-Strategy VIT

•	Lord Abbett:

Lord Abbett Bond Debenture

Lord Abbett Classic Stock

Lord Abbett Growth Opportunities

•	MFS® Variable Insurance Trust – Service Class:

MFS® Investors Trust Series

MFS® Massachusetts Investors Growth Stock Series

MFS Research Series

MFS Value Series

•	Neuberger Berman:

Neuberger Berman International Equity

Neuberger Berman U.S. Equity Index PutWrite Strategy

•	PIMCO Varibale Insurance Trust – Adviser Class:

PIMCO CommodityRealReturn® Strategy

PIMCO Emerging Markets Bond

PIMCO Global Bond (Unhedged)

PIMCO Global Managed Allocation

PIMCO VIT Income Portfolio

•	Principal Funds, Inc.:

Principal Blue Chip Fund (effective 2/22/22)

Principal Equity Income Fund (effective 2/22/22)

•	Profunds:

ProFund VP Bear

ProFund VP Biotechnology

•	Putman Variable Trust:

Putnam VT Multi-Asset Absolute Return Fund

Putnam VT Diversified Income Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Research Fund

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Equity Income Portfolio

•	Van Eck VIP Trust – Initial Shares:

VanEck VIP Global Resources

VanEck VIP Emerging Markets Bond

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“FINANCIAL”)

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104